CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2020	$ 17,145	$ 1,563,472	$ (214,247)	$ 113,440	$ 1,479,810
Balance at beginnig, Shares at Mar. 31, 2020	171,450,000
Effect of the one-for-ten reverse stock split
Effect of the one-for-ten reverse stock split, shares	(154,305,000)
Issuance of shares through private placement	$ 50	49,950			50,000
Issuance of shares through private placement, Shares	50,000
Cancellation of shares	$ (50)	(49,950)			(50,000)
Cancellation of shares, shares	(50,000)
Net loss			(28,022)		(28,022)
Foreign currency translation adjustment				48,705	48,705
Ending balance, value at Mar. 31, 2021	$ 17,145	1,563,472	(242,269)	162,145	1,500,493
Balance at Ending, Shares at Mar. 31, 2021	17,145,000
Issuance of shares through private placement	$ 130	233,870			234,000
Issuance of shares through private placement, Shares	130,000
Grant of stock options		318,137			318,137
Exercise of stock options	$ 272	(272)
Exercise of stock options , shares	272,118
Net loss			(1,125,565)		(1,125,565)
Foreign currency translation adjustment				14,335	14,335
Ending balance, value at Mar. 31, 2022	$ 17,547	$ 2,115,207	$ (1,367,834)	$ 176,480	$ 1,941,400
Balance at Ending, Shares at Mar. 31, 2022	17,547,118